COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Details 2) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration	Dec. 31, 2011 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration
Concentration of Credit Risk
Loan portfolio	$ 443,959	$ 395,995	$ 376,473	$ 95,151	$ 75,391
Percentage of concentration risk under a specified benchmark				27.75%	24.22%